Income Taxes	6 Months Ended
Jun. 30, 2012
Income Taxes

(5) Income Taxes

For financial reporting purposes, income (loss) before income taxes includes the following components:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Domestic	$(676)	$(8,755)	$(10,302)	$(4,340)	$2,941
Foreign	(2,096)	(9,462)	(14,335)	(6,830)	(10,226)

Total	$(2,772)	$(18,217)	$(24,637)	$(11,170)	$(7,285)

Income tax expense (benefit) attributable to income (loss) from continuing operations consists of the following:

	Current	Deferred	Total
	(in thousands)
December 31, 2009:
Federal	$(68)	$(591)	$(659)
State and local	(12)	(106)	(118)

	$(80)	$(697)	$(777)

December 31, 2010:
Federal	$—	$(5,625)	$(5,625)
State and local	825	(1,327)	(502)

	$825	$(6,952)	$(6,127)

December 31, 2011:
Federal	$—	$9,198	$9,198
State and local	39	1,342	1,381
Foreign	219	—	219

	$258	$10,540	$10,798

June 30, 2011 (unaudited):
Federal	$—	$3,850	$3,850
State and local	1	354	355
Foreign	—	—	—

	$1	$4,201	$4,202

June 20, 2012 (unaudited):
Federal	$—	$—	$—
State and local	—	—	—
Foreign	—	—	—

	$—	$—	$—

The difference between actual income taxes and expected federal income taxes using a statutory rate of 34% was as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Federal income tax at 34%	$(942)	$(6,194)	$(8,377)	$(3,798)	$(2,550)
Meals and entertainment	260	364	554	182	285
State income tax, net of federal benefit	(80)	(333)	(984)	(603)	(430)
Change in valuation allowance	—	—	19,188	—	2,967
Foreign income tax expense rate difference	—	—	219	—	—
Other	(15)	36	198	17	272

Income tax expense (benefit)	$(777)	$(6,127)	$10,798	$(4,202)	$—

The Company’s income taxes payable have been reduced by the tax benefits from employee stock options. The Company receives an income tax benefit calculated as the difference between the fair market value of the Company’s common stock at the time of exercise and the option price, tax effected. The net tax benefit from employee stock option transactions was $2.8 million in 2009. The Company did not recognize an excess tax benefit from employee stock option transactions in 2010 and 2011 as the deduction has not reduced taxes payable.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

	As of December 31,		As of June 30,
	2010	2011	2012
			(unaudited)
	(in thousands)
Deferred tax assets attributable to:
Accounts receivable allowances	$505	$1,165	$1,165
Accrued liability	463	1,749	1,748
Intangible assets for tax purposes	1,658	1,788	1,788
Stock compensation	2,708	5,189	5,189
Deferred revenue	536	451	451
Net operating losses	13,953	24,256	27,223

Total deferred tax assets	19,823	34,598	37,565

Deferred tax liabilities attributable to:
Property and equipment	$9,283	$15,410	15,410

Total deferred tax liabilities	9,283	15,410	15,410

Less valuation allowance	—	(19,188)	(22,155)

Net deferred tax asset	$10,540	$—	$—

The balance sheet classification of deferred income taxes is as follows:

	As of December 31,		As of June 30,
	2010	2011	2012
			(unaudited)
	(in thousands)
Current assets	$968	$—	$—
Noncurrent assets	9,572	—	—

Total deferred income tax	$10,540	$—	$—

As of June 30, 2012, the Company had recorded a full valuation allowance of $22.2 million on its deferred tax assets. In the third quarter of 2011, the Company decided to explore the opportunity to launch an initial public offering and, as a result, the Company determined it was no longer more likely than not that its deferred tax assets would be realized due to continued planned business investment. The Company previously overcame the negative evidence provided by its recent losses by demonstrating that it had generated income in 2006, 2007 and 2008 and using that information to show the ability to generate taxable income from existing client contracts if the planned business investments were not made. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carry-forward periods), projected future taxable income, and tax-planning strategies in making this assessment. In order to fully realize the deferred tax asset relating to net operating loss carry-forwards, the Company will need to generate future taxable income of approximately $84.2 million prior to the expiration of the net operating loss carry-forwards in 2031. Tax losses for the years ended December 31, 2010 and 2011 and for the six months ended June 30, 2012 were $24.5 million, $33.8 million and $7.3 million, respectively.

The Company adopted the provisions of Interpretation 48 (included in ASC Subtopic 740-10) on January 1, 2009. There was no impact on the financial statements as a result of adopting this accounting standard and management believes they have not taken any tax positions that, if challenged, would have a material effect on the financial statements or the effective tax rates during the years ended December 31, 2009, 2010 and 2011 and for the six months ended June 30, 2012. Tax years 2009, 2010 and 2011 remain open for federal audit purposes and certain tax years for various states remained open as of June 30, 2012.

In 2004, the Company was awarded $0.9 million in State of Indiana incentives for jobs creation. The grant was contingent on the Company creating 101 jobs over a six-year period ended December 31, 2009. The credits are earned annually and recorded as a reduction to payroll taxes. In 2007, the Company was awarded an economic incentive package from the State of Indiana and the City of Indianapolis totaling $2.1 million consisting of a two-year training grant and certain state and local tax abatements and job credits, which expire in 2014. In 2008, the Company was awarded another economic development incentive package from the State of Indiana and the City of Indianapolis totaling $5.0 million. The incentive package consists of a two-year grant and certain state and local tax abatements and job credits which expire in 2017. In 2011, the Company was awarded an economic incentive package from the State of Indiana and the City of Indianapolis totaling $15.9 million. The incentive package consists of a training grant, local tax abatements and job credits that expire in 2020. The financial statements reflect state and local payroll, training grants and property tax credits of $0.6 million, $0.7 million and $1.1 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $0.6 million for the six months ended June 30, 2012.